Additional disclosures - Parent company condensed cash flow statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
1. Cash flows from operating activities
Profit or loss for the year	€ 15,500	€ 13,744	€ 12,183
Adjustments to profit	31,347	28,361	26,948
Net increase/decrease in operating assets	(119,257)	(117,996)	(74,982)
Net increase/decrease in operating liabilities	62,529	57,616	46,080
Reimbursements/payments of income tax	(4,954)	(5,880)	(5,214)
CASH FLOWS FROM OPERATING ACTIVITIES	(14,835)	(24,155)	5,015
2. Cash flows from investing activities
Investments (-)	(7,925)	(11,355)	(15,056)
Divestments (+)	8,459	7,643	9,690
CASH FLOWS FROM INVESTING ACTIVITIES	534	(3,712)	(5,366)
3. Cash flows from financing activities
Issuance of own equity instruments	0	0	0
Disposal of own equity instruments	815	765	825
Acquisition of own equity instruments	(4,081)	(4,038)	(3,109)
Dividends paid	(3,341)	(3,017)	(2,261)
CASH FLOWS FROM FINANCING ACTIVITIES	(14,203)	(5,510)	(2,058)
D) Effect of foreign exchange rate differences	(8,908)	5,243	(322)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(37,412)	(28,134)	(2,731)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	192,208	220,342
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	152,281	192,208	220,342
Banco Santander, S.A. | Reportable Legal Entities
1. Cash flows from operating activities
Profit or loss for the year	11,113	10,101	9,239
Adjustments to profit	(1,119)	(4,439)	(3,746)
Net increase/decrease in operating assets	(60,570)	(63,686)	(6,765)
Net increase/decrease in operating liabilities	41,113	27,480	(6,880)
Reimbursements/payments of income tax	(862)	(591)	(360)
CASH FLOWS FROM OPERATING ACTIVITIES	(10,325)	(31,135)	(8,512)
2. Cash flows from investing activities
Investments (-)	(4,231)	(2,915)	(5,458)
Divestments (+)	9,210	9,544	10,880
CASH FLOWS FROM INVESTING ACTIVITIES	4,979	6,629	5,422
3. Cash flows from financing activities
Issuance of own equity instruments	0	0	0
Disposal of own equity instruments	578	485	649
Acquisition of own equity instruments	(3,865)	(3,740)	(2,974)
Issuance of debt securities	1,852	5,625	5,636
Redemption of debt securities	(8,310)	(3,615)	(1,813)
Dividends paid	(3,341)	(3,017)	(2,261)
Issuance/Redemption of equity instruments	0	(751)	0
Other collections/payments related to financing activities	(141)	(300)	(166)
CASH FLOWS FROM FINANCING ACTIVITIES	(13,227)	(5,313)	(929)
D) Effect of foreign exchange rate differences	(4,099)	2,256	(1,044)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(22,671)	(27,563)	(5,063)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	97,457	125,020	130,083
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	€ 74,786	€ 97,457	€ 125,020